Nuveen Equity Long/Short Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 97.6%
X –
COMMON STOCKS - 97 .6 % X 105,772,243
Automobiles & Components - 0.8%
3,800 (b) Tesla Inc $ 912,304
Total Automobiles & Components 912,304
Banks - 2.8%
39,000 Fifth Third Bancorp 1,129,050
12,100 JPMorgan Chase & Co 1,888,568
Total Banks 3,017,618
Capital Goods - 8.1%
6,000 (b) Boeing Co/The 1,389,780
3,100 Eaton Corp PLC 705,839
28,200 Flowserve Corp 1,078,932
5,300 Honeywell International Inc 1,038,376
3,800 Hubbell Inc 1,140,000
3,400 Huntington Ingalls Industries Inc 805,868
2,800 Trane Technologies PLC 631,148
9,800 Westinghouse Air Brake Technologies Corp 1,142,288
1,050 WW Grainger Inc 825,499
Total Capital Goods 8,757,730
Commercial & Professional Services - 1.3%
7,500 (b) EAS Segment 579,375
3,600 Verisk Analytics Inc 869,148
Total Commercial & Professional Services 1,448,523
Consumer Discretionary Distribution & Retail - 4.4%
20,300 (b) Amazon.com Inc 2,965,627
3,000 (b) RH 809,910
10,800 TJX Cos Inc/The 951,588
Total Consumer Discretionary Distribution & Retail 4,727,125
Consumer Durables & Apparel - 1.1%
6,700 NIKE Inc, Class B 738,809
12,000 (b) YETI Holdings Inc 511,680
Total Consumer Durables & Apparel 1,250,489
Consumer Services - 4.8%
9,300 Boyd Gaming Corp 549,165
300 (b) Chipotle Mexican Grill Inc 660,675
3,200 McDonald's Corp 901,888
11,800 Starbucks Corp 1,171,740
25,300 Travel + Leisure Co 901,692
13,500 Wyndham Hotels & Resorts Inc 1,044,090
Total Consumer Services 5,229,250
Consumer Staples Distribution & Retail - 2.4%
2,400 Costco Wholesale Corp 1,422,576
7,300 Walmart Inc 1,136,537
Total Consumer Staples Distribution & Retail 2,559,113
Energy - 3.6%
5,000 Cheniere Energy Inc 910,750
10,700 ConocoPhillips 1,236,599
5,400 EOG Resources Inc 664,578

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Shares Description (a) Value
Energy (continued)
4,950 Pioneer Natural Resources Co $ 1,146,618
Total Energy 3,958,545
Equity Real Estate Investment Trusts (Reits) - 1.7%
10,700 Prologis Inc 1,229,751
11,800 Rexford Industrial Realty Inc 580,796
Total Equity Real Estate Investment Trusts (Reits) 1,810,547
Financial Services - 6.4%
1,700 Ameriprise Financial Inc 600,967
21,700 Charles Schwab Corp/The 1,330,644
9,500 (b) Fiserv Inc 1,240,795
2,100 Mastercard Inc, Class A 869,043
8,600 Morgan Stanley 682,324
16,000 Nasdaq Inc 893,440
3,100 S&P Global Inc 1,289,073
Total Financial Services 6,906,286
Food, Beverage & Tobacco - 4.6%
7,400 (b) Bunge Global SA 813,038
25,000 Kraft Heinz Co/The 877,750
15,200 Mondelez International Inc, Class A 1,080,112
18,000 (b) Monster Beverage Corp 992,700
13,000 Philip Morris International Inc 1,213,680
Total Food, Beverage & Tobacco 4,977,280
Health Care Equipment & Services - 5.3%
22,000 (b) Boston Scientific Corp 1,229,580
7,800 (b) Dexcom Inc 901,056
1,600 Elevance Health Inc 767,184
4,400 Stryker Corp 1,303,852
1,200 UnitedHealth Group Inc 663,564
5,200 (b) Veeva Systems Inc, Class A 906,412
Total Health Care Equipment & Services 5,771,648
Household & Personal Products - 0.5%
29,500 Kenvue Inc 602,980
Total Household & Personal Products 602,980
Insurance - 2.0%
4,500 Chubb Ltd 1,032,435
2,700 Everest Group Ltd 1,108,485
Total Insurance 2,140,920
Materials - 4.3%
6,100 Celanese Corp 845,826
21,200 Corteva Inc 958,240
6,500 Crown Holdings Inc 559,065
15,400 DuPont de Nemours Inc 1,101,716
2,800 Linde PLC 1,158,556
Total Materials 4,623,403
Media & Entertainment - 7.9%
23,400 (b) Alphabet Inc, Class A 3,101,202
5,450 (b) Meta Platforms Inc 1,782,968
1,900 (b) Netflix Inc 900,543
6,700 Omnicom Group Inc 540,221
5,300 (b) Take-Two Interactive Software Inc 838,460

Shares Description (a) Value
Media & Entertainment (continued)
14,800 (b) Walt Disney Co/The $ 1,371,812
Total Media & Entertainment 8,535,206
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
6,400 AbbVie Inc 911,296
11,000 (b) Catalent Inc 427,350
4,600 Danaher Corp 1,027,226
2,350 Eli Lilly & Co 1,388,944
39,300 (b) Exelixis Inc 857,133
14,500 Gilead Sciences Inc 1,110,700
9,400 Merck & Co Inc 963,312
7,600 (b) Sarepta Therapeutics Inc 617,728
1,800 (b) United Therapeutics Corp 432,000
6,700 Zoetis Inc 1,183,689
Total Pharmaceuticals, Biotechnology & Life Sciences 8,919,378
Semiconductors & Semiconductor Equipment - 6.8%
8,000 Applied Materials Inc 1,198,240
1,300 Broadcom Inc 1,203,449
31,500 Intel Corp 1,408,050
14,000 Micron Technology Inc 1,065,680
5,250 NVIDIA Corp 2,455,425
Total Semiconductors & Semiconductor Equipment 7,330,844
Software & Services - 11.4%
2,700 Accenture PLC, Class A 899,478
3,800 (b) EPAM Systems Inc 981,122
13,800 Microsoft Corp 5,228,958
7,000 Oracle Corp 813,470
4,100 (b) Palo Alto Networks Inc 1,209,869
4,200 (b) Salesforce Inc 1,057,980
1,550 (b) ServiceNow Inc 1,062,897
2,050 (b) Synopsys Inc 1,113,622
Total Software & Services 12,367,396
Technology Hardware & Equipment - 5.1%
23,700 Apple Inc 4,501,815
58,000 Hewlett Packard Enterprise Co 980,780
Total Technology Hardware & Equipment 5,482,595
Telecommunication Services - 0.6%
4,600 T-Mobile US Inc 692,070
Total Telecommunication Services 692,070
Transportation - 0.7%
3,300 Union Pacific Corp 743,391
Total Transportation 743,391
Utilities - 2.8%
15,400 Alliant Energy Corp 778,778
21,800 Dominion Energy Inc 988,412
21,200 NextEra Energy Inc 1,240,412
Total Utilities 3,007,602
Total Common Stocks
(cost $81,376,285) 105,772,243
Total Long-Term Investments
(cost $81,376,285) 105,772,243

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.8%
X –
REPURCHASE AGREEMENTS - 1 .8 % X 1,880,000
$ 1,880 (c) Fixed Income Clearing Corp (FICC) 5.290% 12/01/23 $ 1,880,000
Total Repurchase Agreements
(cost $1,880,000) 1,880,000
Total Short-Term Investments
(cost $1,880,000) 1,880,000
Total Investments (cost $ 83,256,285 ) - 99 .4% 107,652,243
Shares Description (a) Value
-30863771
COMMON STOCKS SOLD SHORT - (28.5)%(d)
X (30,863,771)
Banks - ( 0 .3 ) %
(3,500) Cullen/Frost Bankers Inc $ (344,015)
Total Banks (344,015)
a a a a a a a a a
Food, Beverage & Tobacco - ( 0 .6 ) %
(5,000) Brown-Forman Corp, Class B (293,700)
(4,800) McCormick & Co Inc/MD (311,184)
Total Food, Beverage & Tobacco (604,884)
a a a a a a a a a
Financial Services - ( 1 .6 ) %
(2,000) Blackstone Inc (224,740)
(2,700) Capital One Financial Corp (301,482)
(650) Moody's Corp (237,224)
(4,300) State Street Corp (313,126)
(10,600) Synchrony Financial (343,016)
(3,000) T Rowe Price Group Inc (300,390)
Total Financial Services (1,719,978)
a a a a a a a a a
Materials - ( 1 .7 ) %
(850) Air Products and Chemicals Inc (229,968)
(6,300) Ball Corp (348,327)
(4,000) Eastman Chemical Co (335,320)
(1,500) Ecolab Inc (287,595)
(3,300) LyondellBasell Industries NV, Class A (313,830)
(2,900) Steel Dynamics Inc (345,477)
Total Materials (1,860,517)
a a a a a a a a a
Technology Hardware & Equipment - ( 1 .3 ) %
(11,000) Corning Inc (313,390)
(2,100) (b) F5 Inc (359,499)
(12,200) Juniper Networks Inc (347,090)
(7,500) (b) Western Digital Corp (362,325)
Total Technology Hardware & Equipment (1,382,304)
a a a a a a a a a
Capital Goods - ( 1 .5 ) %
(17,500) MDU Resources Group Inc (334,950)
(1,100) Rockwell Automation Inc (302,984)
(3,700) Toro Co/The (307,100)
(900) Watsco Inc (344,007)
(3,000) Xylem Inc/NY (315,390)
Total Capital Goods (1,604,431)
a a a a a a a a a
Consumer Staples Distribution & Retail - ( 0 .8 ) %
(12,000) (b) Grocery Outlet Holding Corp (338,520)
(6,700) Kroger Co/The (296,609)
(3,900) Sysco Corp (281,463)
Total Consumer Staples Distribution & Retail (916,592)
a a a a a a a a a

Shares Description (a) Value
Consumer Discretionary Distribution & Retail - ( 2 .4 ) %
(11,200) Bath & Body Works Inc $ (365,344)
(4,800) Best Buy Co Inc (340,512)
(5,100) (b) CarMax Inc (326,094)
(4,400) (b) Etsy Inc (333,564)
(1,700) (b) Five Below Inc (320,382)
(4,000) (b) Floor & Decor Holdings Inc, Class A (366,840)
(2,200) Genuine Parts Co (292,116)
(1,400) Tractor Supply Co (284,214)
Total Consumer Discretionary Distribution & Retail (2,629,066)
a a a a a a a a a
Consumer Services - ( 1 .6 ) %
(12,000) Aramark (336,120)
(3,000) Choice Hotels International Inc (330,840)
(2,800) Churchill Downs Inc (324,156)
(49,000) (b) Mister Car Wash Inc (356,720)
(18,000) Wendy's Co/The (337,500)
Total Consumer Services (1,685,336)
a a a a a a a a a
Utilities - ( 2 .2 ) %
(2,400) American Water Works Co Inc (316,416)
(2,700) Atmos Energy Corp (307,287)
(3,100) Consolidated Edison Inc (279,341)
(4,600) Edison International (308,154)
(3,100) Entergy Corp (314,371)
(7,000) Exelon Corp (269,570)
(12,000) NiSource Inc (307,680)
(3,400) Sempra (247,758)
Total Utilities (2,350,577)
a a a a a a a a a
Equity Real Estate Investment Trusts (Reits) - ( 1 .1 ) %
(8,700) CubeSmart (345,912)
(4,800) Iron Mountain Inc (307,920)
(5,400) Realty Income Corp (291,384)
(9,100) UDR Inc (303,940)
Total Equity Real Estate Investment Trusts (Reits) (1,249,156)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - ( 0 .2 ) %
(1,000) Public Storage (258,760)
Total Equity Real Estate Investment Trusts (REITs) (258,760)
a a a a a a a a a
Transportation - ( 1 .0 ) %
(1,800) JB Hunt Transport Services Inc (333,486)
(6,900) U-Haul Holding Co (373,635)
(8,300) (b) United Airlines Holdings Inc (327,020)
Total Transportation (1,034,141)
a a a a a a a a a
Health Care Equipment & Services - ( 1 .8 ) %
(950) Cooper Cos Inc/The (320,074)
(7,000) (b) Globus Medical Inc, Class A (314,440)
(4,200) (b) Hologic Inc (299,460)
(3,800) (b) Masimo Corp (356,288)
(2,400) Quest Diagnostics Inc (329,352)
(1,550) STERIS PLC (311,457)
Total Health Care Equipment & Services (1,931,071)
a a a a a a a a a
Consumer Durables & Apparel - ( 1 .9 ) %
(4,800) Carter's Inc (327,312)
(14,500) Leggett & Platt Inc (331,615)
(52) (b) NVR Inc (320,080)
(3,600) PVH Corp (352,008)
(5,600) (b) Skechers USA Inc, Class A (329,896)
(8,700) Tempur Sealy International Inc (350,784)
Total Consumer Durables & Apparel (2,011,695)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Shares Description (a) Value
Household & Personal Products - ( 0 .2 ) %
(2,200) Kimberly-Clark Corp $ (272,206)
Total Household & Personal Products (272,206)
a a a a a a a a a
Insurance - ( 1 .1 ) %
(2,000) Allstate Corp/The (275,740)
(4,000) Principal Financial Group Inc (295,320)
(3,100) Prudential Financial Inc (303,118)
(7,500) (b) Ryan Specialty Holdings Inc (344,025)
Total Insurance (1,218,203)
a a a a a a a a a
Software & Services - ( 1 .7 ) %
(1,000) (b) ANSYS Inc (293,360)
(1,200) (b) Autodesk Inc (262,116)
(4,600) (b) Ceridian HCM Holding Inc (316,940)
(4,100) Cognizant Technology Solutions Corp, Class A (288,558)
(17,200) (b) Paycor HCM Inc (364,812)
(750) (b) Tyler Technologies Inc (306,630)
Total Software & Services (1,832,416)
a a a a a a a a a
Pharmaceuticals, Biotechnology & Life Sciences - ( 1 .4 ) %
(5,600) Bio-Techne Corp (352,240)
(1,300) (b) IQVIA Holdings Inc (278,330)
(7,600) (b) QIAGEN NV (312,816)
(3,600) Revvity Inc (320,040)
(11,000) Royalty Pharma PLC (297,770)
Total Pharmaceuticals, Biotechnology & Life Sciences (1,561,196)
a a a a a a a a a
Media & Entertainment - ( 0 .3 ) %
(10,800) Fox Corp, Class A (319,032)
Total Media & Entertainment (319,032)
a a a a a a a a a
Energy - ( 0 .8 ) %
(15,700) Kinder Morgan Inc (275,849)
(4,600) ONEOK Inc (316,710)
(7,400) Williams Cos Inc/The (272,246)
Total Energy (864,805)
a a a a a a a a a
Commercial & Professional Services - ( 1 .5 ) %
(1,700) Broadridge Financial Solutions Inc (329,494)
(3,500) (b) CoStar Group Inc (290,640)
(1,400) Equifax Inc (304,794)
(6,400) KBR Inc (330,688)
(4,000) Robert Half Inc (327,920)
Total Commercial & Professional Services (1,583,536)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - ( 1 .5 ) %
(12,500) (b) Allegro MicroSystems Inc (340,250)
(3,300) Entegris Inc (344,520)
(2,000) (b) First Solar Inc (315,560)
(4,300) (b) ON Semiconductor Corp (306,719)
(3,500) Teradyne Inc (322,805)
Total Semiconductors & Semiconductor Equipment (1,629,854)
a a a a a a a a a
Total Common Stocks Sold Short
(proceeds $32,456,646) (30,863,771)
Other Assets & Liabilities, Net -  29.1% 31,558,605
Net Assets - 100% $ 108,347,077

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 105,772,243 $ – $ – $ 105,772,243
Short-Term Investments:
Repurchase Agreements – 1,880,000 – 1,880,000
Common Stocks Sold Short (30,863,771) – – (30,863,771)
Total
$ 74,908,472 $ 1,880,000 $ – $ 76,788,472
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 12/1/23 to be repurchased at $1,880,276 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 12/31/29, valued at $1,917,651.
(d) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $42,421,483 have been pledged as collateral for Common
Stocks Sold Short.
REIT Real Estate Investment Trust
S&P Standard & Poor's